Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 142,395	$ 3,295,257	$ 1,948,054
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	685,674	657,107	792,888
Amortization	73,726	58,778	32,087
Stock-based compensation	49,000	59,600
Credit loss (reversal) expenses	(41,720)
Bad debt expenses (recovery)	89,425	430,708	(564,283)
Deferred tax benefits (expenses)	(307,278)	(64,606)	173,017
Loss (gain) on disposal of fixed assets		(2,557)
Foreign currency transaction (gain) loss	(98,353)	(644,118)
Changes in operating assets and liabilities:
Accounts receivable	6,134,515	(3,840,784)	4,080,722
Notes receivable	(153,248)	(6,501,994)	1,018,351
Inventories	4,337,744	(2,545,634)	(4,653,336)
Advances to suppliers	(1,485,013)	1,103,735	85,084
Advances to suppliers – related party	(674,539)		5,457,504
Other receivables	(523,082)	380,277	(132,062)
Other noncurrent assets	14,596	(261,810)
Accounts payable	(5,376,754)	3,984,378	1,960,756
Accrued expenses and other current liabilities	126,976	226,934	(91,961)
Notes payable	11,339,061	1,135,639	(1,678,680)
Advances from customers	(1,938,570)	(912,997)	188,878
Tax payable	(511,162)	994,361	(589,163)
Deferred government grants	1,110,448
Net cash provided by (used in) operating activities	12,993,841	(2,447,726)	8,027,856
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(308,631)	(157,571)	(206,175)
Purchases of land-use-right		(3,440,489)
Acquisition of CIP	(2,759,262)
Proceeds from disposition of property, plant and equipment		4,015
Net cash used in investing activities	(3,067,893)	(3,594,045)	(206,175)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	1,217,377	5,588,190	21,719,160
Repayments on short-term borrowings	(4,499,422)	(12,982,576)	(41,712,446)
Proceeds from long-term borrowings	2,762,239	5,639,913	10,095,831
Repayments on long-term borrowings	(8,274,225)	(9,389,931)
Proceeds from stock offering, net of offering costs		23,010,000
Proceeds from related parties		6,858,500	305,226
Repayments to related parties	(20,821)	(7,142,055)	(152,628)
Net cash (used in) provided by financing activities	(8,814,852)	11,582,041	(9,744,857)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	456,156	878,178	(188,294)
Net (decrease) increase in cash and cash equivalents and restricted cash	1,567,252	6,418,448	(2,111,470)
Cash and cash equivalents and restricted cash at the beginning of year	20,961,693	14,543,245	16,654,715
Cash and cash equivalents and restricted cash at the end of year	22,528,945	20,961,693	14,543,245
Supplemental disclosures of cash flows information:
Cash paid for income taxes	328,428	25,773	64,016
Cash paid for interest	176,023	442,748	1,151,567
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same amounts shown in the Consolidated Statements of Cash Flows:
Cash and cash equivalents	18,118,456	20,192,460	13,195,999
Restricted cash	4,410,489	769,233	1,347,246
Cash and cash equivalents and restricted cash at the end of year	$ 22,528,945	$ 20,961,693	$ 14,543,245